STATEMENT OF CASH FLOWS IN THE CONSOLIDATED GROUP IN SUMMARY - SEK (kr) kr in Millions		9 Months Ended			12 Months Ended
		Sep. 30, 2018		Sep. 30, 2017	Dec. 31, 2017
Operating activities
Operating profit		kr 597		kr 666	kr 1,007
Adjustments for non-cash items in operating profit
Adjustments for non-cash items in operating profit		530		323	274
Income tax paid		(275)		(273)	(365)
Changes in assets and liabilities from operating activities		(21,043)		(1,510)	8,534
Cash flow from operating activities		(20,191)		(794)	9,450
Investing activities
Capital expenditures		(12)		(9)	(10)
Cash flow from investing activities		(12)		(9)	(10)
Financing activities
Change in senior debt		9,683		11,485	(9,919)
Derivatives, net		11,459		(6,613)	(4,931)
Dividend paid		(232)		(234)	(234)
Cash flow from financing activities		20,910		4,638	(15,084)
Cash flow for the period		707		3,835	(5,644)
Cash and cash equivalents at beginning of the period		1,231	[1]	7,054	7,054
Exchange-rate differences on cash and cash equivalents		417		(242)	(179)
Cash and cash equivalents at end of the period	[1]	kr 2,355		kr 10,647	kr 1,231

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.